    As filed with the Securities and Exchange Commission on October 17, 2003
                                                         Registration No. ______

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

    [_] Pre-Effective Amendment No.          [_] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                               Forward Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                       433 California Street, 11/th/ Floor
                         San Francisco, California 94104
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: 1-800-999-6809

                                J. Alan Reid, Jr.
                               Forward Funds, Inc.
                       433 California Street, 11/th/ Floor
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                    Copy to:

                                 Robert W. Helm
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                  PICTET FUNDS

                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND

                               101 Federal Street
                                Boston, MA 02110
                                 1-877-470-0103

          Special Meeting of Shareholders to be held December 18, 2003

Dear Shareholder:

     I am writing to ask for your vote on important matters concerning your investment in Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund ("Your Funds"). Your Funds' Board of Trustees called a special meeting of shareholders ("Special Meeting") of Your Funds scheduled for 2:00 p.m., Eastern time, on December 18, 2003 at the offices of PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.

     At the Special Meeting, you will be asked to approve an agreement to reorganize the Pictet Global Emerging Markets Fund and the Pictet International Small Companies Fund into the Forward Global Emerging Markets Fund and the Forward International Small Companies Fund, respectively (the "Forward Funds"). The Forward Funds are newly created funds with investment objectives, strategies and policies that are substantially the same as Your Funds.

     If approved by shareholders, you will become a shareholder of the respective Forward Fund on the date that the Reorganization occurs. It is important to note that Pictet will continue to manage the portfolios as sub-advisor to the Forward Funds using the same investment approach as Your Funds. Also, management of Forward Funds has agreed to limit expenses to the same level as the expenses of Your Funds, as described more fully in the accompanying Proxy Statement/Prospectus which describes the proposed reorganization and compares Your Funds to the Forward Funds.

     After careful consideration, the Board of Trustees of Your Funds unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

     No matter what size your investment is, your vote is critical. Therefore, whether or not you plan to attend the Special Meeting in person, please read the proxy statement and cast your vote promptly. It is important that your vote be received by no later than the time of the Special Meeting on December 18, 2003. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions before you vote, please contact Pictet Funds by calling toll-free 1-877-470-0103. We will get you the answers that you need promptly.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                        Sincerely

                                        Jean G. Pilloud
                                        President
                                        Pictet Funds

                                  PICTET FUNDS

                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND

                               101 Federal Street
                                Boston, MA 02110
                                 1-877-470-0103

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     of Pictet Global Emerging Markets Fund
                  and Pictet International Small Companies Fund
                         To Be Held on December 18, 2003

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a special meeting of shareholders of the Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund (each an "Adopted Fund" and, collectively, the "Adopted Funds"), series of Pictet Funds (the "Trust"), will be held at the offices of PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 on December 18, 2003, at 2:00 p.m., Eastern time.

     At the Special Meeting you will be asked to consider and approve the following proposals:

     (1) To approve or disapprove a proposed Agreement and Plan of Reorganization between Pictet Funds, on behalf of each Adopted Fund, and Forward Funds, Inc. on behalf of its corresponding series, the Forward Global Emerging Markets Fund and the Forward International Small Companies Fund (each an "Adopting Fund", and collectively, the "Adopting Funds"), whereby each Adopting Fund would acquire all of the assets of its corresponding Adopted Fund in exchange for the Adopting Fund shares and the assumption of all liabilities and the subsequent liquidation and termination of the Adopted Funds.

     (2) To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     You may vote at the Special Meeting if you are the record owner of shares of the Adopted Funds as of the close of business on November 12, 2003 ("Record Date"). If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may vote by proxy by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

     Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact Pictet Funds for additional information by calling toll-free 1-877-470-0103.

                                        By order of the Board of Trustees of
                                        Pictet Funds

                                        Lisa King
                                        Secretary

November 17, 2003

                           PROXY STATEMENT/PROSPECTUS

                                November 17, 2003

                              Proxy Statement for:

                     PICTET GLOBAL EMERGING MARKETS FUND and
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                        (each, a series of Pictet Funds)
                               101 Federal Street
                                Boston, MA 02110
                                 1-877-470-0103

                                 Prospectus for:

                    FORWARD GLOBAL EMERGING MARKETS FUND and
                   FORWARD INTERNATIONAL SMALL COMPANIES FUND
                     (each, a series of Forward Funds, Inc.)
                       433 California Street, 11/th/ Floor
                             San Francisco, CA 94104
                                 1-800-999-6809

     This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees of Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund (each an "Adopted Fund" and, collectively, the "Adopted Funds"), each of which is a series of Pictet Funds, a Massachusetts business trust, (the "Trust"), for a Special Meeting of Shareholders of the Adopted Funds ("Special Meeting"). The Special Meeting will be held on December 18, 2003, at 2:00 p.m., Eastern time, at the offices PFPC Inc., 760 Moore Road, King of Prussia, PA 19406. As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") that contemplates the reorganization ("Reorganization") of each Adopted Fund into a corresponding newly created Adopting Fund, the Forward Global Emerging Markets Fund and the Forward International Small Companies Fund (each an "Adopting Fund" and, collectively, the "Adopting Funds"), each of which is a series of Forward Funds, Inc., a Maryland corporation (the "Company").

     The Reorganization Agreement provides for:

     . the transfer of all of the assets of the Adopted Funds to the Adopting Funds in exchange for shares of beneficial interest of the Adopting Funds;

     . the assumption by the Adopting Funds of all of the liabilities of the Adopted Funds;

     . the distribution of the Adopting Funds shares to the shareholders of the Adopted Funds; and

     .    the complete liquidation of the Adopted Funds.

     Because Shareholders of the Adopted Funds are being asked to approve the Reorganization Agreement that will result in the Adopted Fund Shareholders ultimately holding shares of the Adopting Funds, this Proxy Statement also serves as a Prospectus for the Adopting Funds. Each Adopted Fund offers two classes of shares: the Retail Class and the Institutional Class. Each Adopting Fund offers two classes of shares: the Investor Class and the Institutional Class. Holders of Retail Class shares of the Adopted Funds will receive an amount of Investor Class shares of the Adopting Funds equal in value to their Retail Class Adopted Fund shares; and holders of Institutional Class shares of the Adopted Funds will receive an amount of Institutional Class shares of the Adopting Funds equal in value to their Institutional Class Adopted Fund shares.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement.

     HOW TO OBTAIN ADDITIONAL INFORMATION

     A Statement of Additional Information ("SAI") relating to this Proxy Statement dated November 17, 2003 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference, and therefore is legally part of this Proxy Statement/Prospectus. you may receive a copy of the SAI without charge by contacting PFPC Inc., Pictet Funds, P.O. Box 9804, Providence, RI 02940, or by calling 1-877-470-0103.

     For more information regarding the Adopted Funds, see the Prospectus and the SAI of the Pictet Funds (including the Adopted Funds) dated April 30, 2003, which is incorporated herein by reference, and therefore is legally part of this Proxy Statement/Prospectus. The annual report dated December 31, 2002 and the semi-annual report dated June 30, 2003 for each of the Adopted Funds are incorporated herein by reference, and therefore are legally part of this Proxy Statement/Prospectus. You may receive a copy of the Pictet Funds Prospectus, SAI, annual report and semi-annual report without charge by contacting PFPC Inc., Attn. Pictet Funds, P.O. Box 9804, Providence, RI 02940, or by calling 1-877-470-0103.

     For more information regarding the Adopting Funds, see the Prospectus and the SAI for the Adopting Funds, dated _____, 2003, which is incorporated herein by reference, and therefore is legally a part of this Proxy Statement/Prospectus. You may receive a copy of the most recent Prospectus and SAI for each of the Adopting Funds by contacting Forward Funds, Inc., P.O. Box 9820, Providence, RI 02940, or by calling (800) 999-6809.

     In addition, you can copy and review any of the above-referenced documents at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     Each of the Adopted and Adopting Funds provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. No periodic reports have been filed yet for the Adopting Funds as they have not yet commenced operations.

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SYNOPSIS ......................................................................1

     The Reorganization .......................................................1
     Board Recommendations ....................................................2
     The Company (Forward Funds, Inc.) ........................................2
     Comparison of Investment Objectives, Strategies and Management ...........2
     Comparison of Investment Limitations .....................................5
     Comparison of Fees and Expenses ..........................................8
     Comparison of Purchase, Exchange and Redemption Procedures ..............11

COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES AND PRINCIPAL RISKS
     OF INVESTING IN THE FUNDS................................................12

     Investment Objectives of Each Fund ......................................12
     Primary Investments - Global Emerging Market Fund .......................12
     Primary Investments -- International Small Companies Fund ...............13

INFORMATION ABOUT THE REORGANIZATION .........................................15

     The Reorganization Agreement ............................................15
     Board Considerations and Reasons for the Reorganization .................15
     Tax Considerations ......................................................16
     Expenses of the Reorganization ..........................................17

ADDITIONAL INFORMATION ABOUT THE FORWARD GLOBAL EMERGING MARKETS FUND
     AND THE FORWARD INTERNATIONAL SMALL COMPANIES FUND ......................17

     Investment Advisor ......................................................17
     Portfolio Managers ......................................................17
     Distribution and Shareholder Service Plans ..............................18
     Financial Highlights ....................................................19

ADDITIONAL INFORMATION ABOUT THE FUNDS .......................................19

     Form of Organization ....................................................19
     Distributor .............................................................19
     Administrator ...........................................................20
     Dividends and Other Distributions .......................................20
     Capitalization ..........................................................20

OTHER BUSINESS ...............................................................21

GENERAL INFORMATION ..........................................................21

     Solicitation of Votes ...................................................22
     Quorum ..................................................................22
     Vote Required ...........................................................22
     Effect of Abstentions and Broker "Non-Votes" ............................22
     Adjournments ............................................................22
     Future Shareholder Proposals ............................................23

     Record Date and Outstanding Shares ......................................23
     Security Ownership of Certain Beneficial Owners and Management ..........23
     Information About the Funds .............................................23

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES .................................24

     Valuation of Shares .....................................................24
     Purchase Shares .........................................................24
     How to Buy Shares: ......................................................24
     About Your Purchase .....................................................25
     Customer Identification Program .........................................26
     Exchange Privilege ......................................................27
     Redeeming Shares ........................................................27
     Medallion Signature Guarantee ...........................................28
     By Wire Transfer ........................................................28
     By Telephone ............................................................29
     By Mail .................................................................29
     By Systematic Withdrawal ................................................30
     Payments to Shareholders ................................................30
     Internet Transactions ...................................................30
     Dividends and Taxes .....................................................30
     Federal Taxes ...........................................................31

EXHIBIT A ...................................................................A-1

EXHIBIT B ...................................................................B-1

                                    SYNOPSIS

     This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, including the exhibits and documents incorporated by reference herein, including without limitation, the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information; please read each Fund's prospectus.

The Reorganization

     At a meeting on October 3, 2003, the Board of Trustees of the Adopted Funds considered the Reorganization and unanimously approved the Reorganization by written action on October 16, 2003. Subject to the approval of the shareholders of the Adopted Funds, the Reorganization Agreement provides for:

     . the transfer of all of the assets of the Adopted Funds to the Adopting Funds in exchange for shares of beneficial interest of the Adopting Funds;

     . the assumption by the Adopting Funds of all of the liabilities of the Adopted Funds;

     . the distribution of the Adopting Funds shares to the shareholders of the Adopted Funds; and

     .    the complete liquidation of the Adopted Funds.

     The Reorganization is scheduled to be effective upon the close of business on December 22, 2003, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Adopted Funds will become the owner of the number of full and fractional shares of the corresponding Adopting Funds having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Adopted Fund shares as of the close of business on the Closing Date. See "INFORMATION ABOUT THE REORGANIZATION" below. For more information about the characteristics of the classes of shares offered by the Adopting Funds see "PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES" below.

     Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of each of the Adopted Funds entitled to vote and present in person or by proxy at the Special Meeting. See "GENERAL INFORMATION" below.

     In considering whether to approve the Reorganization you should note that:

     . The responsibility for the day-to-day management of the Funds' portfolio will not change as a result of the reorganization. Pictet International Management Limited, which serves as the investment adviser for each Adopted Fund and will serve as the Sub-Advisor to each Adopting Fund.

     . It is expected that the Funds' expenses will decrease on a gross basis (i.e., before fee waivers) and will remain the same on a net basis (i.e., after fee waivers) as a result of the Reorganization. In addition, the Funds' management fees will be unchanged as a result of the Reorganization.

     . The investment objectives and principal strategies of each Adopting Fund are identical to those of its corresponding Adopted Fund.

     . The Reorganization is not expected to cause you to recognize any taxable gains or losses on your shares in the Adopted Funds.

Board Recommendations

     For the reasons set forth below under "Reasons For the Reorganization," the Board, including all of the Independent Trustees, has concluded that the Reorganization would be in the best interests of the shareholders of the Adopted Funds, and therefore has submitted the Reorganization Agreement for approval to you, the shareholders of the Adopted Funds. The Board recommends that you vote FOR the Reorganization.

The Company (Forward Funds, Inc.)

     The Adopting Funds are series of Forward Funds, Inc. (the "Company"), an open-end management investment company organized as a Maryland Corporation. The Company offers redeemable shares in different classes and/or series. The Adopting Funds offer two classes of shares: Investor Class and Institutional Class.

Comparison of Investment Objectives, Strategies and Management

     This section will help you compare the investment objectives and principal investment strategies of the Adopted Funds and the Adopting Funds. Please be aware this is only a brief discussion. More information may be found in each Fund's prospectus.

---------------------------------------------------------------------------------------------------------------------------
                                         Adopted Fund                                        Adopting Fund
                             Pictet Global Emerging Markets Fund                 Forward Global Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Objective    To seek to achieve long term growth of capital.    To seek to achieve long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Principal Investment    In allocating the Fund's assets among emerging     In allocating  the Fund's assets among emerging
Strategy                market countries, the adviser uses a               market countries, the Sub-Advisor uses a
                        proprietary database to screen for countries       proprietary database to screen for countries
                        that meet the following standards:                 that meet the following standards:

---------------------------------------------------------------------------------------------------------------------------
                                         Adopted Fund                                        Adopting Fund
                             Pictet Global Emerging Markets Fund                 Forward Global Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------------------
                        .  Suitable safe custody of assets and freedom     .  Suitable safe custody of assets and freedom
                           of capital movement.                               of capital movement.
                        .  A higher than average number of undervalued     .  A higher than average number of undervalued
                           stocks when comparing the companies against        stocks when comparing the companies against
                           their benchmark values.                            their benchmark values
                        .  A favorable domestic liquidity environment.     .  A favorable domestic liquidity environment.
                        .  A reasonably liquid and diverse stock market.   .  A reasonably liquid and diverse stock market.
                        .  A good or improving fiscal balance.             .  A good or improving fiscal balance.
                        .  An undervalued or fairly valued exchange        .  An undervalued or fairly valued exchange
                           rate, combined with sustainable trade and          rate, combined with sustainable trade and
                           current account balances.                          current account balances.
---------------------------------------------------------------------------------------------------------------------------
                        In selecting individual emerging market stocks,    In selecting individual emerging market stocks,
                        the adviser looks for companies with one or        the Sub-Advisor looks for companies with one or
                        more of the following:                             more of the following:
                        .  Current or potential high and stable cash       .  Current or potential high and stable cash
                           generation.                                        generation.
                        .  Strong, liquid balance sheets.                  .  Strong, liquid balance sheets.
                        .  Asset valuations significantly below            .  Asset valuations significantly below
                           replacement cost, or below the average for         replacement cost, or below the average for
                           its sector on a global basis. The adviser          its sector on a global basis. The Sub-Advisor
                           will also consider the debt of a company.          will also consider the debt of a company.
                        .  A high free cash flow relative to the stock     .  A high free cash flow relative to the stock
                           price.                                             price.
                        .  In the case of banks, a low stock price         .  In the case of banks, a low stock price
                           relative to the asset base, combined with a        relative to the asset base, combined with a
                           high return on equity.                             high return on equity.
---------------------------------------------------------------------------------------------------------------------------
Investment Manager      Pictet International Management Limited            Forward Management, LLC
---------------------------------------------------------------------------------------------------------------------------
Sub-Advisor             N/A                                                Pictet International Management Limited
---------------------------------------------------------------------------------------------------------------------------
Portfolio Managers      John Paul Smith, Samir Patel, Nidhi Mahurkar,      John Paul Smith, Samir Patel, Nidhi Mahurkar,
                        Emil Wolter                                        Emil Wolter
---------------------------------------------------------------------------------------------------------------------------

     As you can see from the above chart, the investment objectives and strategies are identical. The investment objective of each Fund is to seek to achieve long term growth of capital. Both Funds invest primarily in equity securities of emerging market countries. There are, however, certain differences in the Funds' investment restrictions and limitations. See the "Comparison of Investment Limitations" below.

---------------------------------------------------------------------------------------------------------------------------
                                          Adopted Fund                                     Adopting Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Objective    To seek to achieve long term growth of capital.     To seek to achieve long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------
Principal Investment    The Fund invests at least 80% of its net assets    The Fund invests at least 80% of its net assets
Strategy                in equity securities of companies with small       in equity securities of companies with small
                        market capitalizations located outside the         market capitalizations located outside the
                        United States.                                     United States.

                        The Fund may invest up to 20% of its assets in     The Fund may invest up to 20% of its assets in
                        medium and large capitalization companies.The      medium and large capitalization companies. The
                        Fund normally invests in                           Fund normally invests in
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                          Adopted Fund                                     Adopting Fund
---------------------------------------------------------------------------------------------------------------------------
                        at least three countries other than the U.S. The   at least three countries other than the U.S. The
                        Fund may invest in securities of emerging market   Fund may invest in securities of emerging market
                        countries.                                         countries.

                        The adviser uses a "bottom-up" approach to try     The Sub-Advisor uses a "bottom-up" approach to
                        to identify companies with outstanding             try to identify companies with outstanding
                        investment potential. The objectiv is to           investment potential. The objective is to
                        identify 100 top investment opportunitie using a   identify 100 top investment opportunities using
                        systematic approach to stock selection and         a systematic approach to stock selection and
                        portfolio construction. The selection process      portfolio construction. The selection process
                        consists of three stages:                          consists of three stages:

                        .  Research short list                             .  Research short list
                        .  Primary research                                .  Primary research
                        .  Stock selection                                 .  Stock selection

                        The adviser screens more than 8,000 companies to   The Sub-Advisor screens more than 8,000
                        obtain a shortlist of candidates for the next      companies to obtain a shortlist of candidates
                        stage using screening parameters and other         for the next stage using screening parameters
                        inputs. The adviser uses both an absolute          and other inputs. The Sub-advisor uses both an
                        measure of value, based on returns to equity       absolute measure of value, based on returns to
                        investors, and a relative measure, based on        equity investors, and a relative measure, based
                        return of capital employed.                        on return of capital employed.

                        At the primary research stage, the adviser         At the primary research stage, the Sub-Advisor
                        conducts a detailed review of the investment       conducts a detailed review of the investment
                        candidate. Topics covered include strategy,        candidate. Topics covered include strategy,
                        operations, internal controls, and management.     operations, internal controls, and management.
                        The adviser also undertakes a thorough review of   The Sub-Advisor also undertakes a thorough
                        financial statements focusing on balance sheet     review of financial statements focusing on
                        strength, operating performance and valuation.     balance sheet strength, operating performance
                                                                           and valuation.

                        Finally, at the stock selection stage, the         Finally, at the stock selection stage, the
                        adviser constructs the portfolio using a team      Sub-Advisor constructs the portfolio using a
                        approach. The Fund's exposure is monitored at      team approach. The Fund's exposure is monitored
                        the regional, sector and stock level.              at the regional, sector and stock level.
---------------------------------------------------------------------------------------------------------------------------
Investment Manager      Pictet International Management Limited            Forward Management, LLC
----------------------------------------------------------------------------------------------------------------------
Sub-Advisor             N/A                                                Pictet International Management Limited
---------------------------------------------------------------------------------------------------------------------------
Portfolio Managers      Michael McLaughlin, Nils Francke, Philippe         Michael McLaughlin, Nils Francke, Philippe
                        Sarreau and Justin Hill                            Sarreau and Justin Hill
---------------------------------------------------------------------------------------------------------------------------

          As you can see from the above chart, the investment objectives and strategies are identical. The investment objective of each Fund is to seek to achieve long term growth of capital. Both Funds invest at least 80% of their net assets in equity securities of companies with small market capitalizations located outside the United States. There are, however, certain differences in the Funds' investment restrictions and limitations. See the "Comparison of Investment Limitations" below.

Comparison of Investment Limitations

     The investment limitations of the Adopted Funds are identical to the investment limitations of the Adopting Funds, except as noted below.

Lending
-------

     Each of the Adopted Funds may not make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements. The Adopting Funds may, in order to generate additional income, from time to time lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The lending Fund must receive 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Borrowing
---------

     Each of the Adopted Funds may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33 1/3% of its total assets at the time of borrowing, provided, however, that a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding. The Adopting Funds may borrow up to 15% of the value of each Fund's total assets from banks for temporary or emergency purposes.

Short Selling
-------------

     Each of the Adopted Funds generally may not engage in short sales of securities. The Adopting Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale (other than a short sale "against the box"), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Fund's Investment Advisor or Sub-Advisor in accordance with procedures established by the Board of Directors. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Investment for the Purpose of Exercising Control Over Management
----------------------------------------------------------------

     Each of the Adopted Funds may not invest for the purpose of exercising control over management of any company. The Adopting Funds do not have a similar restriction. This restriction, which was derived from state law, is no longer required for investment companies. The Adopting Funds would, however, remain subject to the applicable provisions of the 1940 Act that restrict the ability of an investment company to invest for control.

Swap Agreements
---------------

     Each of the Adopted Funds may not enter into swap agreements. The Adopting Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. The ability of the Adopting Funds to enter into such transactions does not indicate a departure from the principal investment objectives and strategies long held by the Funds' management.

     These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, to limit any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets. Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor or Sub-Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Futures Contracts and Options on Futures Contracts
--------------------------------------------------

     Each of the Adopted Funds may not enter into futures contracts and options on futures contracts. The Adopting Funds may invest in interest rate, stock index and foreign currency futures contracts and options thereon. The ability of the Adopting Funds to enter into such contracts does not indicate a departure from the principal investment objectives and strategies long held by the Funds' management.

     There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

     Each of the Adopting Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The Adopting Funds will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds will use financial futures contracts and related options for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ("CFTC"). Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

               The Adopting Funds may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. The Funds may enter into these contracts for the purpose of hedging against foreign exchange risk arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. The Funds also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by its Sub-Advisor, in accordance with procedures established by the Board of Directors, in a segregated account to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes. The Funds also may invest in options on foreign currencies, in foreign currency futures and options thereon, and in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates.

Comparison of Fees and Expenses

     As described in the tables below, it is expected that the Adopting Funds' operating expenses will be lower than the Adopted Funds' operating expenses before application of fee waivers. Moreover, because Forward Management has agreed to limit the Adopting Funds expenses, they are expected to be the same as the Adopted Funds' expenses after application of fee waivers.

GLOBAL EMERGING MARKETS FUND

                                                                                       ADOPTING FUND        ADOPTING FUND
                                               ADOPTED FUND        ADOPTED FUND          PRO FORMA           PRO FORMA
                                                 (RETAIL          (INSTITUTIONAL         (INVESTOR         (INSTITUTIONAL
                                                CLASS)/(1)/           CLASS)            CLASS)/(2)/          CLASS)/(2)/
                                               --------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from
 your investment)                                      None                 None                None                 None
Redemption Fee for shares held less than
 six months (as a percentage of amount
 redeemed)...................................          1.00%                1.00%                 --                   --
Redemption Fee on shares sold or exchanged
 (as a percentage of amount received)
 within 60 days of purchase .................            --                   --                2.00%                2.00%
ANNUAL FUND OPERATING EXPENSES (deducted
 from Fund assets)
Management Fees..............................          1.25%                1.25%               1.25%                1.25%
Distribution (12b-1) Fees....................          0.25%                None                0.25%/(5)/           None
Other Expenses...............................          1.06%                1.06%               0.60%/(6)/            .60%
Total Annual Fund Operating Expenses                   2.56%/(3)/           2.31%/(4)/          2.10%                1.85%
Fee Waiver...................................            --                   --               (0.15)%/(7)/         (0.15)%/(7)/
Net Expenses.................................            --                   --                1.95%                1.70%

--------------

<F1>
/(1)/ Retail Class did not commence operating during the fiscal year ended December 31, 2002. As a result, "Other Expenses" for Retail Class has been estimated based on projected amounts for the fiscal year ending December 31, 2003.
<F2>
/(2)/ The fees and expenses shown for the Adopted Fund are for the fiscal year ended December 31, 2002. The Adopting Fund is a newly organized portfolio, which has not conducted any business except that incident to its organization. The fees and expenses shown for the Adopting Fund Pro Forma are estimated fees and expenses expected to be incurred for the fiscal year ending December 31, 2004.
<F3>
/(3)/ Pictet International Management Limited ("Pictet"), as adviser to the Adopted Fund, agreed to waive or reimburse expenses as follows:
               Voluntary fee waiver and/or expense reimbursement        0.61%
               Net expenses                                             1.95%
<F4>
/(4)/ Pictet, as adviser to the Adopted Fund, agreed to waive or reimburse expenses as follows:
               Voluntary fee waiver and/or expense reimbursement        0.61%
               Net expenses                                             1.70%
<F5>
/(5)/ The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund's average daily net assets of the Investor Class may be used to pay distribution fees.
<F6>
/(6)/ The Fund has adopted a Shareholder Servicing Plan pursuant to which up to 0.10% of the Fund's average daily net assets of the Investor Class could be used to pay shareholder servicing fees.
<F7>
/(7)/ Forward Management LLC, as Investment Advisor to the Adopting Funds has contractually agreed to waive a portion of its fees until January 1, 2005 in amounts necessary to limit the Fund's Investor Class and Institutional Class shares operating expenses to 1.95% and 1.70%, respectively, of average daily net assets. For the three years following the year in which the expense was incurred, the Investment Adviser is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations.

     The following Example is intended to help you compare the cost of investing in the Adopted Fund with the cost of investing in the Adopting Fund. The Example assumes that you invest $10,000 in each respective Adopted Fund and Adopting Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Adopted Fund and the Adopting Fund Pro Forma operating expenses are as shown above in the table and remain the same. The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expense reimbursements, and the Adopting Fund's operating expenses for the 3 year, 5 year and 10 year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         Global Emerging Markets Fund                  1 year    3 years    5 years    10 years
--------------------------------------------------    ------------------------------------------
Adopted Fund (Retail Class) ......................    $    259  $     796  $   1,360  $    2,895
Adopting Fund Pro Forma (Investor Class) .........    $    198  $     643  $   1,115  $    2,419
Adopted Fund (Institutional Class) ...............    $    234  $     721  $   1,235  $    2,646
Adopting Fund Pro Forma (Institutional Class) ....    $    173  $     567  $     987  $    2,157

INTERNATIONAL SMALL COMPANIES FUND

                                                                                       ADOPTING FUND       ADOPTING FUND
                                               ADOPTED FUND        ADOPTED FUND          PRO FORMA           PRO FORMA
                                                 (RETAIL          (INSTITUTIONAL         (INVESTOR         (INSTITUTIONAL
                                                CLASS)/(1)/          CLASS)             CLASS)/(2)/          CLASS)/(2)/
                                               --------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from
 your investment)                                      None                 None                None                 None
Redemption Fee for shares held less than
 six months (as a percentage of amount
 redeemed)...................................          1.00%                1.00%                 --                   --
Redemption Fee on shares sold or exchanged
 (as a percentage of amount redeemed)
 within 60 days of purchase .................            --                   --                2.00%                2.00%
ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
Management Fees..............................          1.00%                1.00%               1.00%                1.00%
Distribution (12b-1) Fees....................          0.25%                None                0.25%/(5)/           None
Other Expenses...............................          1.57%                1.57%               0.72%/(6)/           0.72%
Total Annual Fund Operating Expenses                   2.82%/(3)/           2.57%/(4)/          1.97%                1.72%
Fee Waiver...................................            --                   --               (0.52)%/(7)/         (0.52)%(7)
Net Expenses.................................            --                   --                1.45%                1.20%

----------------

<F1>
/(1)/ Retail Class commenced operations on March 5, 2002. Since Retail Class has not had a full year of operations, "Other Expenses" for Retail Class have been estimated based on projected amounts for the fiscal year ending December 31, 2002.
<F2>
/(2)/ The fees and expenses shown for the Adopted Fund are for the fiscal year ended December 31, 2002. The Adopting Fund is a newly organized portfolio, which has not conducted any business except that incident to its organization. The fees and expenses shown for the Adopting Fund Pro Forma are estimated fees and expenses expected to be incurred for the fiscal year ending December 31, 2004.
<F3>
/(3)/ Pictet, as adviser to the Adopted Fund, has voluntarily agreed to waive or reimburse expenses as follows:
               Voluntary fee waiver and/or expense reimbursement        1.37%
               Net expenses                                             1.45%
 <F4>
/(4)/ Pictet, as adviser to the Adopted Fund, has voluntarily agreed to waive or reimburse expenses as follows
               Voluntary fee waiver and/or expense reimbursement        1.37%
               Net expenses                                             1.20%
<F5>
/(5)/ The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund's average daily net assets of the Investor Class may be used to pay distribution fees.
<F6>
/(6)/ The Fund has adopted a Shareholder Servicing Plan pursuant to which up to 0.10% of the Fund's average daily net assets of the Investor Class could be used to pay shareholder servicing fees.
<F7>
/(7)/ Forward Management LLC, as Investment Advisor to the Adopting Funds has contractually agreed to waive a portion of its fees until January 1, 2005 in amounts necessary to limit the Fund's Investor Class and Institutional Class shares operating expenses to 1.45% and 1.20%, respectively, of average daily net assets. For the three years following the year in which the expense was incurred, the Investment Advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations.

     The following Example is intended to help you compare the cost of investing in the Adopted Fund with the cost of investing in the Adopting Fund. The Example assumes that you invest $10,000 in each respective Adopted Fund and Adopting Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Adopted Fund and the Adopting Fund Pro Forma operating expenses are as shown above in the table and remain the same. The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or reimbursements, and the Adopting Fund's operating expenses for the 3 year, 5 year and 10 year periods, as applicable, do not reflect fee waivers and/or expense reimbursed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         International Small Companies Fund            1 year    3 years    5 years    10 years
--------------------------------------------------    ------------------------------------------
Adopted Fund (Retail Class).......................    $    285  $    874   $   1,489  $    3,147
Adopting Fund Pro Forma (Investor Class)..........    $    148  $    568   $   1,014  $    2,254
Adopted Fund (Institutional Class)................    $    260  $    799   $   1,365  $    2,905
Adopting Fund Pro Forma (Institutional Class).....    $    122  $    491   $     885  $    1,987

Comparison of Purchase, Exchange and Redemption Procedures

     The transfer agent for the Adopted Funds and the Adopting Funds is PFPC Inc. The Custodian for the Adopted Funds and the Adopting Funds is Brown Brothers Harriman & Co. Procedures for the purchase, exchange and redemption of the shares of the Adopting Funds are substantially similar to the procedures applicable to the purchase, exchange and redemption of the shares of the Adopted Funds. Reference is made to the Prospectus of the Adopted Funds dated April 30, 2003 and the Prospectus of the Adopting Funds dated _______, 2003 for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of shares of the Adopted Funds and the Adopting Funds.

     Purchases of the Retail Class and the Institutional Class shares of the Adopted Funds and the Investor Class and the Institutional Class shares of the Adopting Funds may be made through an investment professional or by telephone, mailing a written request or by wire. Purchases of shares of the Adopting Funds may also be made via the Internet. The initial investment minimums for purchases of shares of the Retail Class of the Adopted Funds and the Investor Class of the Adopting Funds are identical. Subsequent investment minimums for purchases of shares of the Retail Class of the Adopted Funds and the Investor Class of the Adopting Funds are $500 and $100, respectively. The initial investment minimums for purchases of shares of the Institutional Class of the Adopted Funds and the Institutional Class of the Adopting Funds are identical. The subsequent investment minimums for purchases of Institutional Class shares of the Adopted Funds and the Adopting Funds are $5,000 and $100, respectively.

     Both the Adopted Funds and the Adopting Funds have automatic investment plans and systematic withdrawal plans. The investment minimum for the systematic withdrawal plan of the Adopting Funds is less than that of the plan for the Adopted Funds. Both the Adopted Funds and the Adopting Funds impose a redemption fee on shares. The redemption fee imposed by the Adopted Funds is 1.00% and applies to shares held six months or less (other than shares acquired through reinvestment of dividends or other distributions). The redemption fee imposed by the Adopting Funds is 2.00% and applies to shares held 60 days or less (other than shares acquired through reinvestment of dividends or other distributions). This fee is retained by the Adopting Funds to compensate for the extra expense they incur because of short-term trading. The redemption fee is intended to discourage short-term trading of the funds' shares. Shares of the Adopted Funds may be exchanged for shares of the same class of any other Pictet Fund.

Investor Class shares of the Adopting Funds may be exchanged for Investor Class shares of any other Forward Fund or with a money market fund. Unlike the Institutional Class shares of the Adopted Funds, those of the Adopting Funds are not exchangeable.

     For more information about purchasing, exchanging and redeeming shares of the Adopting Funds see "PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES" below.

          COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES AND PRINCIPAL
                        RISKS OF INVESTING IN THE FUNDS

     The following discussion comparing investment objectives, techniques, restrictions, and principal risks of the Adopted Funds and the Adopting Funds is based upon and qualified in its entirety by the respective investment objectives, techniques, restrictions and principal risks sections of the prospectus of the Adopted Funds dated April 30, 2003 and the Prospectus of the Adopting Funds dated __________, 2003.

Investment Objectives of Each Fund

     The investment objectives of each Fund are identical. The investment objective of each of the Adopted Funds is to seek long term growth of capital. The investment objective of each of the Adopting Funds is also to seek long term growth of capital.

Primary Investments - Global Emerging Market Fund

     The principal investments and strategies of Pictet Global Emerging Markets Fund, an Adopted Fund, and Forward Global Emerging Markets Fund, an Adopting Fund (each a "Global Emerging Markets Fund" and, collectively, the "Global Emerging Markets Funds") are identical. The investment objective of each Global Emerging Markets Fund is long term growth of capital. Each Fund pursues its investment objective by investing primarily in equity securities of companies in emerging market countries. Each Fund normally invests in at least 15, but never fewer than eight, emerging market countries. Each of the Funds employ the same approach in allocating assets among emerging market countries. For example, Pictet International Management Limited, the adviser to the Pictet Global Emerging Markets Funds and the sub-advisor to the Forward Global Emerging Markets Fund, in selecting individual emerging market stocks, looks for companies with one or more of the following: current or potential high and stable cash generation; strong, liquid balance sheets; asset valuations significantly below replacement cost, or below the average for its sector on a global basis; a high free cash flow relative to the stock price; and, in the case of banks, a low stock price relative to the asset base, combined with a high return on equity.

     Further information about each Global Emerging Markets Fund's principal investment strategies and risks is set forth below.

Emerging Market Securities. Each of the Global Emerging Markets Funds are subject to the risks associated with investing in emerging market securities. Emerging market stocks may offer great investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets, and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

Common Stocks. Each of the Global Emerging Markets Funds invests in the equity securities of companies, which expose the Funds and their shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services.

Foreign Securities. Each of the Global Emerging Markets Funds invest in foreign securities. Investing in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation and different legal systems.

Derivatives. Each of the Global Emerging Markets Funds may use derivative contracts for the following purposes: to hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices or currency exchange rates; and as a substitute for buying or selling securities or currencies. Derivative contracts include options and futures (for the Adopting Fund only) on securities, securities indices or currencies; options on these futures (for the Adopting Fund only); forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund's stock market or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of a Fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Debt Securities. Each of the Global Emerging Markets Funds may invest up to 20% of its assets in investment grade debt securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity. Both Funds are subject to the risks associated with investing in debt securities, which include credit risk and interest rate risk. Credit risk is the risk that a bond issuer will default, by failing to repay principal and interest in a timely manner. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in the interest rates.

Warrants. Each of the Global Emerging Markets Funds may invest in warrants. A warrant is a security that entitles the holder to purchase common stock at a specified price for a defined period. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such warrant.

Primary Investments -- International Small Companies Fund

     The principal investments and strategies of Pictet International Small Companies Fund, an Adopted Fund, and Forward International Small Companies Fund, an Adopting Fund (each a "International Small Companies Fund" and, collectively, the "International Small Companies Funds") are identical. The investment objective of each Fund is long term growth of capital. Each Fund pursues its investment objective by investing at least 80% of its net assets in equity securities of companies with small market capitalizations located outside the United States. Each International Small Companies Fund may invest up to 20% of its assets in medium and large capitalization companies. Each Fund normally invests in at least three countries other than the U.S. and may invest in securities of emerging market countries. Pictet International Management Limited, as the adviser to the Pictet International Small Companies Fund and the sub-advisor to the Forward International Small Companies Fund, uses a "bottom-up" approach to stock selection. The selection process consists of three states; research short list, primary research, and stock selection. Over 8,000 companies are screened to obtain a short list of candidates for the next stage. Then, detailed reviews are conducted which cover strategy, operations, internal controls, and management. Finally, at the last stage, a portfolio is constructed using a team approach.

     Further information about each International Small Companies Fund's principal investment strategy and risks is set forth below.

Small Capitalization Stocks. Each of the International Small Companies Funds are subject to the risk associated with investing in small capitalization stocks. Smaller companies may offer great investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

Common Stocks. Each of the International Small Companies Funds invest in the equity securities of companies, which expose the Funds and their shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services.

Foreign Securities. Each of the International Small Companies Funds invest in foreign securities. Investing in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation.

Derivatives. Each of the International Small Companies Funds may use derivative contracts for the following purposes: to hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices or currency exchange rates; and as a substitute for buying or selling securities or currencies. Derivative contracts include options (and for the Adopting Fund only, futures) on securities, securities indices or currencies; options on these futures (for the Adopting Fund only); forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund's stock market or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of a Fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Debt Securities. Each of the International Small Companies Funds may invest up to 20% of its assets in investment grade debt securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity. Both Funds are subject to the risks associated with investing in debt securities, which include credit risk and interest rate risk. Credit risk is the risk that a bond issuer will default, by failing to repay principal and interest in a timely manner. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in the interest rates.

Warrants. Each of the International Small Companies Funds may invest in warrants. A warrant is a security that entitles the holder to purchase common stock at a specified price for a defined period. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such warrant.

                      INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

     The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A.

     The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of each of the Adopted Funds in exchange for shares of beneficial interest of the respective Adopting Funds and the assumption by the respective Adopting Funds of all of the Adopted Funds' liabilities; and (ii) the distribution of shares of the Adopting Funds to shareholders of the Adopted Funds, as provided for in the Reorganization Agreement. The Adopted Funds will then be liquidated.

     After the Reorganization, each shareholder of the Adopted Funds will own shares of the respective Adopting Fund having an aggregate value equal to the aggregate value of the shares in the Adopted Funds held by that shareholder as of the Closing Date. Shareholders of Retail Class and Institutional Class shares of the Adopted Funds will receive Investor Class and Institutional Class shares, respectively, of the Adopting Funds. In the interest of economy and convenience, shares of the Adopting Funds will not be represented by physical certificates.

     Until the Closing Date, shareholders of the Adopted Funds will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by the respective Adopting Funds for the redemption of its shares.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of each of the Adopted Funds. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Board Considerations and Reasons for the Reorganization

     The Trustees of the Adopted Funds believe that the proposed Reorganization will be advantageous to the shareholders of each Adopted Fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

     First, shareholders of the Adopted Funds will enjoy continuity of portfolio management. Because Forward Management and the Adopting Funds will retain Pictet to act as sub-advisor to the Adopting Funds, the portfolio management team of the Adopted Funds will be the same portfolio management team for the Adopting Funds. Forward Management will oversee Pictet as sub-advisor to the Adopting Fund in accordance with the terms of their Sub-Investment Management Contract.

     Second, the management fee rate of each Adopting Fund will be identical to the management fee rate of the corresponding Adopted Fund.

     Third, that Forward Management has agreed to limit the Adopting Funds' expenses so that the net expenses are the same as the Adopted Funds' net expenses. In addition, it is expected that the Adopting Funds' total expenses before application of fee waivers will be lower than those of the Adopted Funds.

     Fourth, although Pictet will manage the assets of the Adopting Funds as their sub-advisor, Forward Management will be responsible for the overall management of the Adopting Funds' operations. The Adopting Funds will benefit from Forward Management's experience and resources in managing a fund family with assets under management as of September 30, 2003 of $210 million.

     Fifth, Forward Management has greater potential for increasing the size of the funds due to the resources that Forward Management has devoted to the distribution of mutual funds and the marketing relationships it has established. Over the long-term, if this potential for a larger asset base is realized, it will reduce the fund's per share operating expenses and increase the portfolio management options available to the fund.

     In addition, the Board of Trustees of the Adopted Funds considered that the Reorganization presents an excellent opportunity for the Adopting Funds to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. The Board of Trustees also considered that because the Adopted Funds had not been and were not expected to become economically viable in the foreseeable future without substantial expense subsidies, the Reorganization presented the Adopted Funds with an alternative to liquidation by allowing Pictet to continue to manage the Funds as part of another family of Funds - the Forward Funds. In addition, the boards of both funds also considered that each fund's investment adviser will benefit from the Reorganization. Because the Adopting Funds will be the accounting successor to the Adopted Funds and will assume the Adopted Funds' performance records, Forward Management expects to be able to increase the Adopted Funds' assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives with no historical performance record. Such a growth in asset size benefits Forward Management by increasing its management fees and accelerating the point at which management of the fund is profitable. As sub-advisor to the Adopting Funds, Pictet would similarly benefit from increased assets.

THE TRUSTEES OF THE ADOPTED FUNDS RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH THE ADOPTING FUNDS.

Tax Considerations

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Adopted Funds nor their shareholders, nor the Adopting Funds nor their shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Expenses of the Reorganization

     Forward Management, LLC (the Adopting Funds' investment adviser) will bear the costs of preparing, printing and mailing the proxy statement and soliciting proxies in connection with the Reorganization. Any other expenses will be borne by the Adopted Funds, the Adopting Funds and/or Pictet International Management Limited (the Adopted Funds' Investment Adviser) as applicable.


 ADDITIONAL INFORMATION ABOUT THE FORWARD GLOBAL EMERGING MARKETS FUND AND THE
                   FORWARD INTERNATIONAL SMALL COMPANIES FUND

Investment Advisor

     Forward Management, LLC ("Forward Management") serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment adviser that supervises the activities of the sub-advisor and, pursuant to its investment management agreement with the Company, has the authority to engage the services of different sub-advisors with the approval of the Directors of the Fund and the Fund's shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104.

     Forward Management has delegated its portfolio management responsibilities for the Forward Global Emerging Markets Fund and the Forward International Small Companies Fund, to Pictet International Management Limited ("Pictet"), Tower 42, Level 37, 25 Old Broadstreet, London, EC2N 1HQ, United Kingdom. For the services provided pursuant to its Subadvisory Agreement with Forward Management, Pictet receives an annual fee from Forward Management at the following rate based on the average net assets of the respective Funds: 0.80% for the Forward Global Emerging Markets Fund, which may be reduced proportionately by any fee waivers but in no event shall be lower than 0.30%; 0.65% for the Forward International Small Companies Fund, which may be reduced proportionately by any fee waivers but in no event shall be lower than 0.30%.

Portfolio Managers

The Portfolio Managers of the Adopting Funds are as follows:

        FORWARD GLOBAL    NAMES OF MANAGERS    POSITIONS DURING LAST FIVE YEARS
      EMERGING MARKETS
                FUND'S
                        --------------------------------------------------------
             PORTFOLIO  John Paul Smith        Director and Head of Emerging
            MANAGEMENT                         Investments for Pictet. Before
                  TEAM                         joining Pictet in 2001, he was at
                                               Morgan Stanley from 1995, most
                                               recently as head of global
                                               emerging markets strategy.
                        --------------------------------------------------------
                        Samir Patel            Investment Manager with the
                                               Emerging Markets Team. Before
                                               joining Pictet in 1995 he worked
                                               for four years as a research
                                               analyst at Datastream
                                               International.
                        --------------------------------------------------------
                        Nidhi Mahurkar         Senior investment manager with
                                               overall responsibility for the
                                               specialist Asian equity team.
                                               Before joining Pictet in 2001,
                                               she worked for five years at
                                               Lazard Asset Management managing
                                               Asian equities.
                        --------------------------------------------------------
                        Emil Wolter            Senior investment manager within
                                               the Emerging Markets Team
                                               specializing in Asia. Before
                                               joining Pictet in 1997, he spent
                                               two years as an analyst with
                                               Datastream covering Pan-European
                                               industrial and financial
                                               companies.
                        --------------------------------------------------------

                        --------------------------------------------------------
 FORWARD INTERNATIONAL    NAMES OF MANAGERS    POSITIONS DURING LAST FIVE YEARS
SMALL COMPANIES FUND'S
  PORTFOLIO MANAGEMENT
                  TEAM
                        --------------------------------------------------------
                        Michael McLaughlin     Senior investment manager of
                                               Pictet within the Smaller
                                               Companies Team. He is responsible
                                               for the Asia Pacific region.
                                               Before joining Pictet in 1995, he
                                               was the Japanese investment
                                               manager and member of the asset
                                               allocation team at Provident
                                               Mutual.
                        --------------------------------------------------------
                        Nils Francke           Senior investment manager of
                                               Pictet, head of the Smaller
                                               Companies Team and lead manager
                                               on the Fund. Before joining
                                               Pictet in 1994, he worked for M M
                                               Warburg Bank in Hamburg, Salomon
                                               Brothers Inc. in New York and
                                               Schroder Munchmeyer Hengst of
                                               Germany.
                        --------------------------------------------------------
                        Philippe Sarreau       Senior investment manager of
                                               Pictet within the Smaller
                                               Companies Team. Before joining
                                               Pictet in 1998, he worked at
                                               Credit Lyonnais as a French small
                                               companies analyst from 1994 to
                                               1998 and was responsible for the
                                               development of a specialized
                                               small cap sales team in London.
                        --------------------------------------------------------

                        --------------------------------------------------------
                        Justin Hill            Senior investment manager of
                                               Pictet. Before joining Pictet in
                                               2001, he spent five years with
                                               the UK smaller companies team at
                                               Friends Ivory & Sime Asset
                                               Management.
                        --------------------------------------------------------

Distribution and Shareholder Service Plans

     The Investor Class shares of Adopting Funds are subject to a distribution plan under Rule 12b-1 (the "Plan") which allows each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets. Each Fund may make payments under the Plan for the purpose of financing any activity primarily intending to result in the sale of its shares. In addition, payments under the Plan may be made to banks and their affiliates and other institutions, including broker-dealers, for provision of administrative and/or shareholder services. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost more than other types of sales charges. The Institutional Class shares of the Adopting Funds will not be subject to the Plan or any 12b-1 fees. The Adopting Funds have a Shareholder Service Plan with respect to the Investor Class shares of each Fund. Under the Shareholder Service Plan, each Fund is authorized to pay third party service providers for certain expenses incurred in connection with providing services to shareholders. Payments under the Plan are calculated daily and paid monthly at an annual rate not to exceed 0.10% of the average daily net assets of a Fund. The Institutional Class shares of the Adopting Funds are not subject to the Plan or a shareholder service fee.

Financial Highlights

     The fiscal year end of each of the Adopted Funds and the Adopting Funds is December 31. There are no financial highlights for the Adopting Funds as they have not yet commenced operations. The independent public accountant for the Adopting Funds is PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105.

     The financial highlights of the Adopted Funds are contained in the Adopted Funds' Prospectus dated April 30, 2003, and have been audited by PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103. That prospectus, including the financial highlights, is incorporated by reference into this Proxy Statement/Prospectus.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

     The Adopted Funds are diversified series of Pictet Funds, an open-end management investment company organized as a Massachusetts business trust. Pictet Funds is governed by a Board of Trustees consisting of 5 members. For more information on the history of the Adopted Funds, see the SAI.

     The Adopting Funds are diversified series of Forward Funds, Inc., an open-end management investment company organized as a Maryland corporation. Forward Funds, Inc. is governed by a Board of Directors consisting of 6 members. For more information on the history of the Adopting Funds, see the SAI.

     The chart at Appendix B provides additional information with respect to the similarities and differences in the forms of organization of the Funds.

Distributor

     PFPC Distributors, Inc. (the "Distributor"), whose address is 760 Moore Road, King of Prussia, Pennsylvania 19406, is the distributor for the Adopted Funds and the Adopting Funds.

     The Retail Class shares of the Adopted Funds are subject to a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act, where Pictet Funds will pay the Distributor, a distribution and service fee of 0.25% per year of the average daily net assets of the Retail Class of each Fund.

     Each of the Adopting Funds has a Shareholder Service Plan and Distribution Plan applicable to shares of the Funds (collectively, "Shareholder Service Plans"). Forward Funds intends to operate the Shareholder Service Plans in accordance with their terms. Under the Shareholder Service Plans, third party service providers may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of shares in amounts not to exceed 0.10% under the Shareholder Service Plan (except for Institutional shares of the Forward Global Emerging Markets Fund and Institutional shares of the Forward International Small Companies Fund, which are not subject to the Shareholder Service Plan) and 0.25% under the Distribution Plan (except for Institutional shares of the Forward Global Emerging Markets Fund and Institutional shares of the Forward International Small Companies Fund, which are not subject to the Distribution Plan) of the average daily net assets of the shares of each Fund.

Administrator

     PFPC Inc. ("PFPC") serves as the Adopted Funds' administrator, accounting agent and transfer agent, and in these capacities, supervises the day-to-day operations, other than management of the Funds' investments.

     PFPC, whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581, acts as the Adopting Funds' administrator and transfer agent. As Administrator, PFPC performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for the Funds. For its services as Administrator, the Funds pay PFPC a monthly fee based on the average net assets of each Fund. PFPC receives an annual fee of 0.12% up to and including the first $200 million in assets, 0.10% for the next $200 million in assets, 0.08% for the next $600 million in assets and 0.07% for all assets over $1 billion. The Administration Agreement between the Funds and PFPC has an initial term of three years and will renew automatically for successive one-year terms. Pursuant to a Transfer Agency and Services Agreement, PFPC also acts as transfer agent and dividend disbursing agent for the Funds. The Transfer Agency and Services Agreement has an initial term of two years and automatically renews for successive one-year terms. PFPC is a majority-owned subsidiary of PNC Financial Services Group, Inc. Shareholder inquiries may be directed to PFPC at P.O. Box 9820, Providence, Rhode Island 02940-9820.

Dividends and Other Distributions

     The Adopted Funds and the Adopting Funds each declare and pay dividends annually, if available. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of that Fund, unless the shareholder elects to receive distributions in cash.

     If the Reorganization Plan is approved by shareholders of the Adopted Funds, then as soon as practicable before the Closing, the Adopted Funds will pay their shareholders a distribution of all undistributed 2003 net investment income and undistributed realized net capital gains.

Capitalization

     Each Adopting Fund is a newly-organized portfolio which, as of the date of this Prospectus/Proxy, has not conducted any business (other than matters incident to its organization) and has no shareholders. Accordingly, the capitalization of each Adopting Fund immediately following the Reorganization is expected to be identical to the capitalization of its corresponding Adopted Fund immediately prior to the Reorganization. The following table sets forth the unaudited capitalization of each Adopting Fund and the outstanding shares of each Adopted Fund as of October 14, 2003 and on a pro forma combined basis as of that date.

                                 As of October 14, 2003

Global Emerging Markets Fund                           Pro Forma Adopting
                                       Adopted             Fund after
RETAIL/INVESTOR CLASS SHARES            Fund             Reorganization
------------------------------   -------------------   ------------------
Net Assets....................   $           133,380   $          133,380
Net asset value per share.....   $             10.64   $            10.64
Shares outstanding............                12,535               12,535

                                 As of October 14, 2003

Global Emerging Markets Fund       Adopted Global      Pro Forma Adopting
                                      Emerging             Fund after
INSTITUTIONAL CLASS SHARES          Markets Fund         Reorganization
------------------------------   -------------------   ------------------
Net Assets                       $       101,259,840   $      101,259,840
Net asset value per share        $             10.65   $            10.65
Shares outstanding                         9,503,963            9,503,963

                                 As of  October 14, 2003

Institutional Small Companies                          Pro Forma Adopting
Fund                                   Adopted              Fund after
RETAIL/INVESTOR CLASS SHARES            Fund              Reorganization
------------------------------   -------------------   ------------------
Net Assets....................   $        15,955,118   $       15,955,118
Net asset value per share.....   $              9.47   $             9.47
Shares outstanding............             1,683,989            1,683,989

                                 As of October 14, 2003

Institutional Small Companies                          Pro Forma Adopting
Fund                                   Adopted              Fund after
INSTITUTIONAL CLASS SHARES              Fund             Reorganization
------------------------------   -------------------   ------------------
Net Assets                       $        41,824,693   $       41,824,693
Net asset value per share        $              9.49   $             9.49
Shares outstanding                         4,405,671            4,405,671

                                 OTHER BUSINESS

     The Board of Trustees of the Adopted Funds does not intend to present any other business at the Special Meeting. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               GENERAL INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Adopted Funds on or about November 17, 2003. Only shareholders of record as of the close of business on the Record Date, November 12, 2003, will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

     A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of Pictet Funds at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Solicitation of Votes

     Proxies are solicited by mail. Additional solicitations may be made by telephone, e-mail or other personal contact by personnel of Pictet Funds and/or their affiliates.

Quorum

     The holders of a majority of the shares entitled to vote of each of the Adopted Funds that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Special Meeting.

Vote Required

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of each of the Adopted Funds present in person or by proxy at the Special Meeting, with all classes of each Fund voting together and not by class. Shareholders of the Adopted Funds are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker "Non-Votes"

     For purposes of determining the presence of a quorum for transacting business at the Special Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against the proposed Reorganization , for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter.

Adjournments

     In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

Future Shareholder Proposals

     You may request inclusion in the Pictet Funds proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. Pictet Funds is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Pictet Fund's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

     Only shareholders of record of each of the Adopted Funds at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof. At the close of business on the Record Date, there were ___________ shares of the Pictet Global Emerging Markets Fund outstanding and entitled to vote and _____ shares of the Pictet International Small Companies Fund outstanding and entitled to vote.

Security Ownership of Certain Beneficial Owners and Management

     Unless otherwise noted below, as of the Record Date, the current officers and directors/trustees of the Funds in the aggregate beneficially owned less than 1% of the Retail Class and the Institutional Class shares of each of the Adopted Funds and less than 1% of the Investor Class and the Institutional Class shares of each of the Adopting Funds.

     As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Adopted Funds:

--------------------------------------------------------------------------------
Name and Address of Owner   Fund/Class   Number of Shares   Percentage Ownership
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Information About the Funds

     Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

Valuation of Shares

     The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called a Fund's net asset value ("NAV"). The NAV of each Fund is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each Business Day. A "Business Day" is a day on which the NYSE is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. To the extent that a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares.

     The Forward Funds has a policy that contemplates the use of fair value pricing when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

     The NAV per share of each Fund fluctuates as the market value of that Fund's investments changes. NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities and then dividing by the number of shares that have already been issued. A Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Directors.

Purchase Shares

How to Buy Shares:

   Investor Shares

   Purchase Choices:

   .  Through your financial advisor
   .  Through our Distributor
   .  By Internet, Mail, Telephone or Wire

     Individual investors can choose from the following methods to purchase shares of the Funds. Individual investors can purchase shares through a broker-dealer who has established a dealer or other appropriate agreement with the Distributor or the Funds, or through the Distributor directly. In addition, shares of the Forward Funds can be purchased at any time via the Internet, mail, telephone or wire. There are no initial sales loads for shares of the Funds.

   Minimum Initial Investment Amount:

   .  $2,500 for non-retirement accounts
   .  $1,000 for retirement accounts and Coverdell Education Savings
      Accounts
   .  $500 for Accumulation Plan Investments

   Automatic Investment Plan:

     Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are only $50 per Fund. Sums for investment will be automatically withdrawn from your checking account or savings account on the day you specify (the default will be the 20/th/ of each month or the next Business Day if the 20/th/ is not a business day). Please telephone (800) 999-6809 if you would like more information.

     Subsequent investments for each Fund and class require a minimum of $100 or more unless you have enrolled in the Forward Funds Automatic Investment Plan. Broker-dealers may charge their customers a transaction or service fee.

     Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Institutional Shares

     These shares are offered to certain investors of the Forward International Small Companies Fund and the Forward Global Emerging Markets Fund.

     Certain financial institutions, pension or 401(k) plans, or investment advisors or individuals purchasing $50,000 or more of shares of the Forward International Small Companies Fund or the Forward Global Emerging Markets Fund may elect to purchase Institutional Class shares. Authorized firms may charge for certain shareholder services and should furnish clients who own Institutional Class shares with a schedule explaining the fees.

     Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

About Your Purchase

     When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a broker-dealer, the purchase price will be the NAV next determined, but only if the dealer receives the order and transmits it to Forward Funds. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to transmit your order before the daily pricing time, your right to that day's closing price must be settled between the broker-dealer and you. Purchases of shares of a Forward Fund will be effected only on a Business Day. An order received prior to the daily pricing time on any Business Day is processed at that day's NAV. An order received after the pricing time on any Business Day is processed at the NAV determined as of the pricing time on the next Business Day of the Fund.

     Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. Forward Funds, the Funds' distributor or your dealer can provide you with information about these services and charges. You should read this Prospectus in conjunction with any such information you receive.

     To open an account you can mail a check or other negotiable bank draft in the minimum amounts described above (payable to the Forward Funds, Inc.) with a completed and signed Account Application form to Forward Funds, Inc., P.O. Box 9820, Providence, Rhode Island 02940-9820. Call (800) 999-6809 for an Account Application form. A completed investment application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your taxpayer identification numbers.

     The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

     Forward Funds reserves the right to refuse any request to purchase shares.

Customer Identification Program

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

     As a result, the Funds must obtain the following information for each person that opens a new account:

..  Name;
..  Date of birth (for individuals);
..  Residential or business street address (although post office boxes are still permitted for mailing); and
.. Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

     Effective October 1, 2003, federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Exchange Privilege

     You can exchange your shares of any Forward Fund for shares of the same class of any other Fund in the Forward Funds family of mutual funds or with a money market fund. Please check with Forward Funds to determine which money market funds are available. The Institutional Class of shares are not exchangeable. There are generally no fees for exchanges. However, if you exchange your shares 60 days or less after the purchase date, a redemption fee of 2.00% will be charged on the amount exchanged. Before you decide to exchange shares, you should read the prospectus information about the Fund or money market fund involved in your exchange.

     You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call the Transfer Agent at (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Exchanges must be for amounts of at least $1,000. In order to make an exchange into a new account, the exchange must satisfy the applicable minimum initial investment requirement. Once your exchange is received in proper form, it cannot be revoked. This exchange privilege is available only in U.S. states where shares of the Funds being acquired may legally be sold and may be modified, limited or terminated at any time by a Fund upon 60 days' written notice.

     Forward Funds also reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. Forward Funds may terminate or change the terms of the exchange privilege at any time. In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

Redeeming Shares

     You may redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request by the Funds' distributor, Forward Funds or their agents. Redemptions may be made by check, wire transfer, telephone, mail or through the Internet. Forward Funds intends to redeem shares of each Forward Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, you may incur brokerage costs in converting the portfolio securities to cash. Broker-dealers may charge their customers a transaction or service fee.

     If you sell or exchange your shares within 60 days or less after the purchase date, you will be charged a fee of 2.00% of the total redemption amount. This fee is retained by the Forward Funds to compensate the Forward Funds for the extra expense they incur because of short-term trading. In addition, the Forward Funds hope that the fee will discourage short-term trading of their shares. The fee is currently waived for pension funds, endowments, other institutional funds and other shareholders investing through omnibus accounts due to certain economies associated with these accounts. However, Forward Funds reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) and for accounts that have been enrolled in the Automatic Investment Plan for more than 60 days. The redemption fee may be modified or discontinued at any time or from time to time.

Medallion Signature Guarantee

     A Medallion Signature Guarantee verifies the authenticity of a shareholder's signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

     Medallion Signature Guarantees help ensure that major transactions or changes to a shareholder's account are in fact authorized by the shareholder. If the proceeds of a redemption are greater than $50,000, are to be paid to someone other than the registered holder or to other than the shareholder's address of record or if the shares are to be transferred, a Medallion Signature Guarantee is required. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

     The Medallion Signature Guarantees are not required for shares when an application is on file with the Transfer Agent, payment is to be made to the shareholder of record at the shareholder's address of record and the proceeds of the redemption are $50,000 or less. The Transfer Agent reserves the right to reject any Medallion Signature Guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

By Wire Transfer

     You can arrange for the proceeds of redemption to be sent by Federal wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Forward Funds Account Application. If a request for expedited wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven (7) days if the Distributor deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Once authorization is on file, Forward Funds will honor requests by any person identifying himself or herself as the owner of an account or the owner's broker by telephone at (800) 999-6809 or by written instructions. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with a Medallion Signature Guarantee to Forward Funds, Inc., P.O. Box 9820, Providence, Rhode Island 02940-9820. This redemption option does not apply to shares held in broker "street name" accounts. A wire transfer fee of $8.00 will be charged by the Forward Funds and the fee is specified for each Fund in the Expense Table.

By Telephone

     You may redeem your shares by telephone if you choose that option on your Account Application Form. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. You may have the proceeds mailed to your address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments by wire will be transmitted on the next Business Day.

     Forward Funds's Account Application Form provides that neither Forward Management, the Transfer Agent, the Sub-Advisor, Forward Funds, Inc. nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine by the Funds' administrator. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account. If you are unable to contact the Funds by telephone, you may also mail the redemption request to Forward Funds, Inc., P.O. Box 9820, Providence, Rhode Island 02940-9820.

By Mail

     To redeem by mail, you must send a written request for redemption to the Transfer Agent. The Transfer Agent's address is P.O. Box 9820, Providence, Rhode Island 02940-9820. The Transfer Agent will require a Medallion Signature Guarantee. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. You may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, you must send a written request to the Transfer Agent. In connection with that request, the Transfer Agent will require a Medallion Signature Guarantee.

By Systematic Withdrawal

     You may elect to have monthly electronic transfers ($100 minimum) made to your bank checking account from your Forward Fund account. The Fund account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the day you specify (or the next Business Day) to your designated checking account or a check will be mailed to the address of record (the default date is the 20th day of each month or the next Business Day if the 20th is not a Business Day). No redemption fee will be imposed on such systematic withdrawals.

Payments to Shareholders

     Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven (7) days after receipt of a valid request for redemption.

     At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Each Fund intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer of Federal funds. Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment for certain large redemptions may be made wholly or partly in portfolio securities which have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

Internet Transactions

     You may purchase and redeem shares of a Fund through the Internet. Please note that to purchase Fund shares through the Internet you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not open an account with a Fund via the Internet. To effect transactions in Fund shares via the Internet, you must first contact Forward Funds at (800) 999-6809 to obtain a password and a Personal Identification Number ("PIN"). Second, visit the Forward Funds' web site at http://www.forwardfunds.com and select Account Login to find directions specified on the web site for transactions in Fund shares. General information about Forward Funds and specific information about your accounts is also available on the web site.

Dividends and Taxes

     The Forward International Small Companies Fund and the Forward Global Emerging Markets Fund expect to pay dividends of net investment income and capital gain distributions annually. A shareholder will automatically receive all income, dividends and capital gain distributions in additional full and fractional shares, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call our shareholder services group at (800) 999-6809 or write to us at Forward Funds, Inc., P.O. Box 9820, Providence, Rhode Island 02940-9820.

Federal Taxes

     The following information is meant only as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely on your own tax advisor for advice about the particular Federal, state and local or foreign tax consequences to you of investing in a Fund.

     Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

     Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will be the same for all of a Fund's shareholders. It generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  . Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
  . Note that distributions of earnings from dividends paid by certain "qualifying foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

  . A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  . Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
  . Distributions of long-term gains from sales by a Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

     Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

     If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until you begin making withdrawals from the account. These accounts are subject to complex tax rules. You should consult your tax advisor about investment through a tax-deferred account.

     There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund's shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Each year, Forward Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

     As with all mutual funds, Forward Funds may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide a Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is adopted as of this _____ day of _____________, 2003, by and between Forward Funds, Inc. (the "Company"), a Maryland corporation, on behalf of the Forward Global Emerging Markets Fund and Forward International Small Companies Fund (each a "Successor Fund" and collectively the "Successor Funds"), each a separate series of the Company, and Pictet Funds, a Massachusetts business trust (the "Trust"), on behalf of the Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund (each an "Acquired Fund" and collectively the "Acquired Funds").

     All references in this Plan to action taken by the Successor Funds or the Acquired Funds shall be deemed to refer to action taken by the Company or the Trust, respectively, on behalf of the respective series.

     This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of each Acquired Fund to the corresponding Successor Fund in exchange solely for shares of beneficial interest ($.001 par value per share) of the Successor Fund (the "Successor Fund Shares"), the assumption by each Successor Fund of all liabilities of the corresponding Acquired Fund, and the distribution of the Successor Fund Shares to the shareholders of the corresponding Acquired Fund in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

     WHEREAS, the Trust and the Company are each an open-end, registered investment company of the management type and each Acquired Fund owns securities which generally are assets of the character in which the corresponding Successor Fund is permitted to invest;

     WHEREAS, the Board of Trustees of the Trust and the Board of Directors of the Company have determined that it is in the best interest of the Acquired Funds and the Successor Funds, respectively, that the assets of the Acquired Funds be acquired by the Successor Funds pursuant to this Plan and in accordance with the applicable statutes of the Commonwealth of Massachusetts and the State of Maryland and that the interests of existing shareholders will not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.   PLAN OF REORGANIZATION

     1.1. Subject to any requisite approvals of the shareholders of each Acquired Fund and Successor Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust agrees to transfer all of the assets of each Acquired Fund, as set forth in paragraph 1.2, to the corresponding Successor Fund, and the Successor Fund agrees in exchange therefore: (i) to deliver to the Trust the number of full and fractional Successor Fund Shares of each Successor Fund equal to the number of shares of the corresponding Acquired Fund as of the time and date set forth in paragraph 2.1; (ii) to credit to the shareholders of record of Institutional Class Shares of each Acquired Fund full and fractional Institutional Class Shares of the corresponding Successor Fund and to credit shareholders of record of Retail Class Shares of each Acquired Fund with full and fractional Investor Class Shares of the corresponding Successor Fund as of the time and date set forth in paragraph 2.1 and (iii) to assume all liabilities of each Acquired Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the "Closing").

     1.2. The assets of the Acquired Funds to be acquired by the corresponding Successor Funds shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Acquired Funds and any deferred or prepaid expenses shown as an asset on the books of the Acquired Funds on the closing date provided in paragraph 2.1 (the "Closing Date"). All liabilities, expenses, costs, charges and reserves of the Acquired Funds, to the extent that they exist at or after the Closing, shall after the Closing attach to the corresponding Successor Funds and may be enforced against the Successor Funds to the same extent as if the same had been incurred by the Successor Funds.

     1.3. The Acquired Funds will distribute pro rata to their respective shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the corresponding Successor Fund Shares received by the Trust pursuant to paragraph 1.1. Each Current Shareholder of the Acquired Funds will receive a number of Institutional Class and Investor Class Successor Fund Shares equal in number and value to the Institutional Class and Retail Class, respectively, of the Acquired Fund shares held by that shareholder, and each Successor Fund Share and each Acquired Fund share will be of equivalent net asset value per share. Such distribution and liquidation will be accomplished by the transfer of the Successor Fund Shares then credited to the accounts of the Acquired Funds on the books of the Successor Funds to open accounts on the share records of the Successor Funds in the names of the Current Shareholders and representing the respective pro rata number of the Successor Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Funds will simultaneously be canceled on the books of the Trust. The Successor Funds shall not issue certificates representing the Successor Fund Shares in connection with such exchange. Ownership of Successor Fund Shares will be shown on the books of the Company's transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Acquired Funds and shall file such instruments, if any, as are necessary to effect the dissolution of the Acquired Funds and shall take all other steps necessary to effect such dissolution.

2.   CLOSING AND CLOSING DATE

     2.1. The Closing Date shall be [December 22], 2003, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company or at such other time and/or place as the Board of Directors or officers of the Company may designate.

     2.2. The Trust shall direct Brown Brothers Harriman & Company, as custodian for the Acquired Funds (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) each of the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the corresponding Successor Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each of the Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the corresponding Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Successor Funds.

     2.3. PFPC Inc., as transfer agent for the Acquired Funds (the "Transfer Agent"), shall deliver, on behalf of the Acquired Funds, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.

3.   CALCULATIONS

     3.1. The number of each class of Successor Fund Shares issued to each Acquired Fund pursuant to paragraph 1.1 will be the number of issued and outstanding Acquired Fund shares of each such class at 4:00 p.m. Eastern Time on the Closing Date or such other time determined by the Company ("Valuation Time").

     3.2. The net asset value of each class of the Successor Fund Shares shall be the respective net asset value of each corresponding Acquired Fund's shares of each such class at the Valuation Time. The net asset value of Acquired Fund shares shall be computed at the Valuation Time in the manner set forth in the Acquired

            Fund's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act").

4.   VALUATION OF ASSETS

     The value of the assets of each Acquired Fund shall be the value of such assets computed as of the Valuation Time on the Closing Date. The net asset value of the assets of the Acquired Funds to be transferred to the corresponding Successor Fund shall be computed by the Trust (and shall be subject to adjustment by the amount, if any, agreed to by the Trust and the Acquired Funds and the Company and Successor Funds). In determining the value of the securities transferred by the Acquired Fund to the Successor Fund, each security shall be priced in accordance with the pricing policies and procedures of the Acquired Fund as described in the then current prospectus and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Trust, provided such determination shall be subject to the approval of the Company. The Trust and Company agree to use commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Successor Funds and those determined in accordance with the pricing policies and procedures of the Acquired Funds.

5.   VALUATION TIME

     The Valuation Time shall be as set forth in paragraph 3.1. Notwithstanding anything in this Plan to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust or Company, accurate appraisal of the value of the net assets of the Acquired Funds is impracticable, the Valuation Time shall be postponed to a time agreed to by the parties on the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Funds is practicable.

6.   REPRESENTATIONS AND WARRANTIES

     6.1. The Trust, on behalf of the Acquired Funds, represents and warrants to the Successor Funds as follows:

            (a) The Acquired Funds are duly organized as series of the Trust, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission ("SEC") as an investment company under the 1940

                 Act, and the registration of its shares under the 1933 Act, are in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, and such as may be required by state securities laws;

            (d) On the Closing Date, each of the Acquired Funds will have good and marketable title to the Acquired Fund's assets to be transferred to the corresponding Successor Fund pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Successor Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Fund;

            (e) The Acquired Funds are not engaged currently, and the execution, delivery and performance of this Plan will not result, in a material violation of the Trust's Declaration of Trust or By-Laws;

            (f) Except as otherwise disclosed in writing to and accepted by the Successor Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Funds at December 31, 2002 have been audited by PricewaterhouseCoopers, LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Successor Funds) present fairly, in all material respects, the financial condition of the Acquired Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (h) Since December 31, 2002, there has not been any material adverse change in the Acquired Funds' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Successor Funds. For the purposes of this subparagraph (h), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

            (i) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), each of the Acquired Funds has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code;

            (k) There are no liabilities of either Acquired Fund whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund's Financial Statements and liabilities incurred in the ordinary course of business prior to the Closing Date, or otherwise disclosed to the Successor Funds, none of which has been materially adverse to the business, assets or results of operations of the Acquired Funds. The Trust's current registration statement, which is on file with the SEC, does not contain an untrue statement of a material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

            (l) All issued and outstanding shares of each of the Acquired Funds are, and on the Closing Date will be, duly and validly issued, fully paid and non-assessable by the Trust and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of each of the Acquired Funds will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 2.3. The Acquired Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Funds, nor is there outstanding any security convertible into any of the Acquired Funds' shares;

            (m) The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, and, subject to any required approval of the shareholders of the Acquired Funds, this Plan will constitute a valid and binding obligation of the Acquired Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The information to be furnished by the Acquired Funds for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     6.2. The Company, on behalf of the Successor Funds, represents and warrants to the Acquired Funds as follows:

            (a) The Successor Funds are duly organized as series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Successor Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) On the Closing Date, each of the Successor Funds will have good and marketable title to the Successor Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

            (e) The Successor Funds are not engaged currently, and the execution, delivery and performance of this Plan will not result, in a material violation of the Company's Articles of Incorporation or By-Laws;

            (f) Except as otherwise disclosed in writing to and accepted by the Acquired Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (g) On the Closing Date, all Federal and other tax returns and reports of the Successor Funds required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Successor Funds' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (h) For each taxable year of its operation, each of the series of the Company has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

            (i) All issued and outstanding Successor Fund Shares are, and on the Closing Date will be, duly and validly issued, fully paid and non-assessable by the Company and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Successor Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any Successor Fund Shares, nor is there outstanding any security convertible into any Successor Fund Shares. Except for the shares issued pursuant to Article 1 above, there shall be no issued and outstanding Successor Fund Shares or any other securities issued by the Successor Funds before the effective date of the Reorganizations;

            (j) The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the

                 Directors of the Company on behalf of the Successor Funds and, subject to any required approval of the shareholders of the Successor Funds, this Plan will constitute a valid and binding obligation of the Successor Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (k) The information to be furnished by the Successor Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (l) All information to be furnished by or on behalf of the Company for use in the proxy materials to be supplied to shareholders of the Acquired Funds that relates to the Company, Successor Funds, Investment Advisor, the agreements between the Company and other service providers, the effects, tax and otherwise, of the Reorganization on shareholders of the Acquired Funds, and other matters known primarily to the Company or the Investment Advisor (i) shall be true and correct in all material respects;
                 (ii) shall not contain (and shall not contain at the time the proxy statement/prospectus is mailed to shareholders of the Acquired Funds) any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; and (iii) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

7.   COVENANTS OF THE SUCCESSOR FUNDS AND THE ACQUIRED FUNDS

     7.1. Each of the Successor Funds and Acquired Funds will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     7.2. To the extent required by applicable law, the Trust will call a meeting of the shareholders of the Acquired Funds to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

     7.3. The Acquired Funds covenant that the Successor Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

     7.4. The Acquired Funds will assist the Successor Funds in obtaining such information as the Successor Funds reasonably request concerning the beneficial ownership of the Acquired Funds' shares.

     7.5. Subject to the provisions of this Plan, each of the Successor Funds and the Acquired Funds will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

     7.6. As soon as is reasonably practicable after the Closing, each Acquired Fund will make a liquidating distribution to its shareholders consisting of the Successor Fund Shares received at the Closing.

     7.7. Each of the Successor Funds and the Acquired Funds shall use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

     7.8. Each of the Acquired Funds covenants that it will, from time to time, as and when reasonably requested by the Successor Funds, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Successor Funds may reasonably deem necessary or desirable in order to vest in and confirm the Successor Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.

     7.9. Each Successor Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

8.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS

     The obligations of the Acquired Funds to consummate the transactions provided for herein shall be subject, at the Acquired Funds' election, to the performance by the Successor Funds of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     8.1. All representations and warranties of the Successor Funds and the Company contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     8.2. The Company and the Successor Funds shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company and the Successor Funds on or before the Closing Date; and

     8.3. The Acquired Funds and the Successor Funds shall have agreed on the number of full and fractional Successor Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

9.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR FUNDS

     The obligations of the Successor Funds to complete the transactions provided for herein shall be subject, at the Successor Funds' election, to the performance by the Acquired Funds of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     9.1. All representations and warranties of the Trust and the Acquired Funds contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     9.2. The Trust and the Acquired Funds shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Trust or the Acquired Funds on or before the Closing Date;

     9.3. The Acquired Funds and the Successor Funds shall have agreed on the number of full and fractional Successor Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     9.4. Each Acquired Fund shall have delivered to the corresponding Successor Fund at the Closing Date the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of an authorized officer as specified in paragraph 2.2.

     9.5. Each Acquired Fund shall have delivered to the corresponding Successor Fund at the Closing Date the certificate specified in paragraph 2.3.

10. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR FUNDS AND THE ACQUIRED FUNDS

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Funds or the Successor Funds, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

     10.1. On the Closing Date, no action, suit or other proceeding shall be pending or, to the knowledge of each party to this Plan, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

     10.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Successor Funds or the Acquired Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Successor Funds or the Acquired Funds, provided that either party hereto may for itself waive any of such conditions;

     10.3. Dechert LLP shall deliver an opinion addressed to the Trust and to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transactions contemplated by this Plan shall constitute tax-free reorganizations for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert LLP determines that a transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 10.3.

11.  BROKERAGE FEES AND EXPENSES

     11.1. The Successor Funds and the Acquired Funds each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     11.2. All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by Forward Management, LLC.

12.  INDEMNIFICATION

     12.1. The Company, on behalf of the Successor Funds, shall indemnify, defend and hold harmless the Acquired Funds, the Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of The Company, on behalf of the Successor Funds, arising from any untrue statement or alleged untrue statement of a material fact contained in the proxy materials, as filed and in effect with the SEC, or any application prepared by the Company, on behalf of the Successor Funds with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Company and the Successor Funds shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Company and/or the Successor Funds or the transactions contemplated by this Plan, which are attributable to the Company and/or the Successor Funds, made in the proxy materials or any application filed with a state regulatory agency.

     12.2. The Trust, on behalf of the Acquired Funds, shall indemnify, defend, and hold harmless the Successor Funds, the Company, its Board of Directors, officers, employees and agents ("Successor Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Successor Fund Indemnified Parties, including amounts paid by any one or more of the Successor Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third-party claim, suit, action or proceeding made with the consent of the Trust, on behalf of the Acquired Funds, arising from any untrue statement or alleged untrue statement of a material fact contained in the proxy materials, as filed and in effect with the SEC or any application filed with a state regulatory agency; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading; provided, however, that the Trust and the Acquired Funds shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Trust and/or the Acquired Funds or about the transactions contemplated by this Plan, which are attributable to the Trust, made in the proxy materials or any application filed with a state regulatory agency.

     12.3. A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by one or more of the indemnified parties of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Article 12, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this Article 12. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Article 12, or, if it so elects, to assume at its own expense the defense thereof with counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party.

     12.4. Upon receipt of notice from the indemnifying party to the indemnified parties of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified parties under this Article 12 for any legal or other expenses subsequently incurred by such indemnified parties in connection with the defense thereof unless (i) the indemnified parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the last sentence of paragraph 12.3 (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel); (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified parties to represent the indemnified parties within a reasonable time after notice of commencement of the action; or (iii) the indemnifying party has authorized the employment of counsel for the indemnified parties at its expense.

     12.5. This Article 12 shall survive the termination of this Plan and for a period of three years following the Closing Date.

13.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

14.  TERMINATION

     Prior to [__], 2003, this Plan and the transactions contemplated hereby may be terminated and abandoned only upon the mutual written consent of the parties to this Plan. Thereafter, this Plan and the transactions contemplated hereby may be terminated and abandoned by either party by resolution of the Board of Trustees or Board of Directors, as applicable, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

15.  AMENDMENTS

     This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized officers of the Company and the Trust; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of Successor Fund Shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

16.  HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY;
     CONFIDENTIALITY

     16.1. The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     16.2. This Plan shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

     16.3. This Plan may be executed in any number of counterparts each of which shall be deemed an original.

     16.4. This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     16.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only property of such party. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

     16.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only property of such party. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

     16.7. The sole remedy of a party hereto for a breach of any representation or warranty made in this Plan by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

     16.8. Notwithstanding anything herein to the contrary, except as reasonably necessary to comply with applicable securities laws, each party (and each employee, representative or other agent of each party) hereto may disclose to any and all persons, without limitation of any kind, any information with respect to the United States federal income "tax treatment" and "tax structure" (in each case, within the meaning of Treasury Regulation Section 1.6011-4) of the transactions contemplated hereby and all materials of any kind (including opinions or other tax analyses) that are provided to such parties (or their representatives) relating to such tax treatment and tax structure. To the extent not inconsistent with the immediately preceding sentence, this authorization does not extend to disclosure of any other information, including without limitation
            (a) the names and addresses of the shareholders of the Trust, (b) all information reasonably identified as confidential in writing by any party hereto, or (c) any other term or detail, or portion of any documents or other materials, not related to the tax treatment or tax structure of the potential transaction. Except as permitted by this Plan, each party hereto shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information has come into the public domain.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be approved on behalf of the Successor Funds and the Acquired Funds.


FORWARD FUNDS, INC.
a Maryland corporation, on behalf of its series
Forward Global Emerging Markets Fund
Forward International Small Companies Fund


By:
      -------------------------------
Name:
Title:


PICTET FUNDS
a Massachusetts business trust, on behalf of its series
Pictet Global Emerging Markets Fund
Pictet International Small Companies Fund


By:
      -------------------------------
Name:
Title:

                                    EXHIBIT B

The following chart provides a summary of certain similarities and differences between the forms of organization of the Funds:

                                         --------------------------------------------------------------------------
                                         Adopted Funds - series of Pictet
                                         Funds (a Massachusetts business      Adopting Funds - series of Forward
                                         trust)                               Funds, Inc. (a Maryland corporation)
-------------------------------------------------------------------------------------------------------------------
Quorum of shareholders                   A majority of shares entitled to     One-third of shares entitled to vote.
                                         vote.
-------------------------------------------------------------------------------------------------------------------
Can the Fund issue an unlimited number   Yes.                                 No.
of shares?
-------------------------------------------------------------------------------------------------------------------
Do the Directors/Trustees have the       Yes./1/                              Yes.
power to materially amend the
government instrument without
shareholder approval?
-------------------------------------------------------------------------------------------------------------------
Can the Directors/Trustees amend the     Yes.                                 Yes.
by-laws without shareholder approval?
-------------------------------------------------------------------------------------------------------------------
Is termination of the                    Yes./2/                              No.
trust/corporation (as opposed to a
series thereof) possible without
shareholder approval?
-------------------------------------------------------------------------------------------------------------------
Can the Directors/Trustees act without   Yes.                                 Yes.
a meeting?
-------------------------------------------------------------------------------------------------------------------
Director/Trustee liability other than    No.                                  Yes.
what the federal securities laws
already prescribe?
-------------------------------------------------------------------------------------------------------------------
Shareholder liability?                   No.                                  No.
-------------------------------------------------------------------------------------------------------------------
Term of office of Directors/Trustees     Until a successor has been elected   Until a successor has been elected
                                         or death/removal/resignation.        or death/removal/resignation.
-------------------------------------------------------------------------------------------------------------------

----------

<F1>
/1/  Unless the amendment would adversely affect the rights of shareholders.

<F2>
/2/ A majority of the Trustees would have to determine that the continuation of the Trust was not in the best interest of the Trust or the shareholders as a result of such factors or events adversely affecting the ability of the Trust to conduct its business and operations in an economically viable manner.

                                     PART B

             Relating to the Acquisition of the Assets of Series of
                                  PICTET FUNDS
                     Tower 42, Level 37, 25 Old Broadstreet
                        London, EC2N 1HQ, United Kingdom

                   By and in exchange for Shares of Series of
                               FORWARD FUNDS, INC.
                        433 California Street, 11th Floor
                             San Francisco, CA 94104

--------------------------------------------------------------------------------

                       Statement of Additional Information

                                November 17, 2003

--------------------------------------------------------------------------------

     This Statement of Additional Information is available to the shareholders of the Adopted Funds in connection with a proposed transaction whereby all of the assets and liabilities of each of the Adopted Funds, will be transferred to the Adopting Funds in exchange for shares of the respective Adopting Funds.

     This Statement of Additional Information of the Adopting Funds consists of this cover page, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

     1. The Statement of Additional Information for the Adopted Funds dated April 30, 2003; and

     2. The Statement of Additional Information for the Adopting Funds dated __________, 2003;

     3. The Financial Statements of the Adopted Funds as included in each Fund's Annual Report filed for the year ended December 31, 2002.

     4. The Financial Statements of the Adopted Funds as included in each Fund's Semi-Annual Report filed for the period ended June 30, 2003.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated November 17, 2003 relating to the reorganization of the Adopted Funds may be obtained, without charge, by contacting the Funds at PFPC Inc., Attn: Pictet Funds, P.O. Box 9804, Providence, RI 02940, or call toll-free 1-877-470-0103. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

     Financial Statements of Forward Global Emerging Markets Fund and Forward International Small Companies Fund (each an "Adopting Fund" and, collectively, the "Adopting Funds"), each a portfolio of Forward Funds, Inc., are not included herein because the Adopting Funds have not yet commenced operations.

     Pro forma financial information is not required because the Adopting Funds have not conducted any business other than matters incident to their organization and will not commence operations until completion of the Reorganization.

                                   PROXY CARD

                    FOR A SPECIAL MEETING OF SHAREHOLDERS OF
                       PICTET GLOBAL EMERGING MARKETS FUND
                  AND PICTET INTERNATIONAL SMALL COMPANIES FUND
                         TO BE HELD ON December 18, 2003

     The undersigned shareholder(s) of Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund (each an "Adopted Fund" and, collectively, the "Adopted Funds"), each a series of Pictet Funds (the "Trust") hereby constitutes and appoints David Lebisky and Christine Pierangeli, or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Adopted Funds held in his or her name on the books of the Adopted Funds and which he or she is entitled to vote at the Special Meeting of Shareholders of the Adopted Funds, to be held at the principal offices of the Fund's Distributor, PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 on December 18, 2003, beginning at 2:00 p.m. (Eastern time), and at any adjournments or postponements of the Special Meeting with all the powers that the undersigned would possess if personally present, and designated on the reverse hereof.

     The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Fund and the Proxy Statement/Prospectus dated November 17, 2003.

     The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the Proposal to approve an Agreement and Plan of Reorganization providing for (i) the acquisition of the assets of the Adopted Funds by the Forward Global Emerging Markets Fund and the Forward International Small Companies Fund (each an "Adopting Fund" and, collectively, the "Adopting Funds") each a series of Forward Funds, Inc., in exchange for shares of the respective Adopting Fund and the assumption of all liabilities of the Adopted Funds by the Adopting Funds and (ii) the subsequent liquidation of the Adopted Funds. The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the Proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.

     THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

     Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal; if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

[ ]  Please check this box if you plan to attend the Special Meeting

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX AS IN THIS EXAMPLE: [X]

                                                 FOR    AGAINST    ABSTAIN

Proposal

     To approve an Agreement and Plan of         [ ]      [ ]        [ ]
     Reorganization providing for (i) the
     acquisition of the assets of the Adopted
     Funds by the Adopting Funds in exchange
     for shares of the respective Adopting
     Funds and the assumption of all
     liabilities of the Adopted Funds by the
     Adopting Funds and (ii) the subsequent
     liquidation of the Adopted Funds.


THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

Your proxy is important to assure a quorum at the Special Meeting of Shareholders of the Pictet Global Emerging Markets Fund and the Pictet International Small Companies Fund whether or not you plan to attend the Special Meeting in person. You may revoke this proxy at any time and the giving of it will not affect your right to attend the Special Meeting and vote in person.

Please mark, sign, date and return the Proxy Card promptly using the enclosed envelope.


Signature(s):                                 Date:          , 2003.
              -------------------------------       ----------------------------

Signature(s):                                 Date:          , 2003.
              -------------------------------       ----------------------------

                               FORWARD FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification
--------

     Section 2-418 of the General Corporation Law of the State of Maryland,
Article VII of the Company's Articles of Incorporation, and Article VI of the Company's Bylaws provide for indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court to appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
--------

     (1)  (a)  Articles of Incorporation dated October 2, 1997 filed as Exhibit
               (b) (1) to the Registrant's Initial Registration Statement on Form N-1A, filed on October 7, 1997 (Accession No.
               0000943663-97-000252(the "Initial Registration Statement").

          (b)  Articles Supplementary dated August 14, 1998 filed as Exhibit (1)
               (b) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed on September 18, 1998 (Accession No. 0000943663-98-000317) ("PEA No. 8").

          (c)  Articles of Amendment dated October 8, 2002 filed as Exhibit (a)
               (3) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed on October 18, 2002 (Accession No. 0001021408-02-012677) ("PEA No. 18")

          (d)  Articles Supplementary dated October 8, 2002 filed as Exhibit (a)
               (4) to PEA No. 18.

          (e)  Articles Supplementary dated December 5, 2002 filed as Exhibit
               (a) (5) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed on December 30, 2002 (Accession No. 0000898430-02-004686) ("PEA No. 19")

          (f)  Articles of Amendment dated December 5, 2002 filed as Exhibit (a)
               (6) to PEA No. 19.

          (g)  Articles Supplementary dated August 7, 2003 filed as Exhibit (a)
               (7) to PEA No. 22.

     (2) By-Laws filed as Exhibit (b) (2) to the Registrant's Initial Registration Statement.

     (3)       Not Applicable.

     (4)       Form of Agreement and Plan of Reorganization.*

     (5)       Not Applicable.

     (6) (a) Amended and Restated Investment Management Agreement dated June 6, 2002, as amended December 5, 2002 between Forward Management, LLC and Forward Funds, Inc. (the "Company") on behalf of the Sierra Club Stock Fund, the Forward Hansberger International Growth Fund, the Forward Hoover Small Cap Equity Fund and the Forward Uniplan Real Estate Investment Fund filed as Exhibit (d)
               (1) to PEA No. 19.

          (b) Investment Management Agreement dated January 2, 2003, between Forward Management, LLC and the Company on behalf of the Forward Hoover Mini-Cap Fund and the Sierra Club Balanced Fund filed as Exhibit (d) (2) to Post-Effective No. 20 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2003 (Accession No. 0000898430-03-002730 ("PEA No. 20").

          (c) Investment Sub-Advisory Agreement dated February 15, 2000 among Hansberger Global Investors, Inc., the Company and Forward Management, LLC on behalf of the Hansberger International Growth Fund filed as Exhibit (d) (3) to PEA No. 19.

          (d) Amended and Restated Sub-Advisory Agreement dated October 1, 1998, and amended and restated on March 7, 2002 and June 6, 2002 among Hoover Investment Management Co., LLC, Forward Management, LLC and the Company on behalf of the Forward Hoover Small Cap Equity Fund filed as Exhibit (d) (4) to PEA No. 20.

          (e) Sub-Advisory Agreement dated May 3, 1999 among Uniplan, Inc., the Company and Forward Management, LLC on behalf of the Uniplan Real Estate Investment Fund filed as Exhibit (d) (5) to PEA No. 19.

          (f) Investment Sub-Advisory Agreement dated December 31, 2002 among Harris Bretall Sullivan & Smith L.L.C., Forward Management, LLC and the Company on behalf of the Sierra Club Balanced Fund and Sierra Club Stock Fund filed as Exhibit (d) (6) to PEA No. 20.

          (g) Investment Sub-Advisory Agreement dated December 31, 2002 among New York Life Investment Management LLC, the Company and Forward Management, LLC on behalf of the Sierra Club Balanced Fund and Sierra Club Stock Fund filed as Exhibit (d) (7) to PEA No. 20.

          (h) Sub-Advisory Agreement dated January 2, 2003 between Hoover Investment Management Co., LLC, Forward Management, LLC and the Company on behalf of the Forward Hoover Min-Cap Fund filed as Exhibit (d) (8) to PEA No. 20.

     (7) (a) Distribution Agreement with PFPC Distributors, Inc. dated December 31, 2000 filed as Exhibit (e) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2001 (Accession No.
               0000912057-01-511963) ("PEA No.
----------
*    Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

               15").

          (b) Amended Schedule A to the Distribution Agreement dated December 5, 2002 filed as Exhibit (e) (2) to PEA No. 19.

     (8)  Not Applicable.

     (9)  (a)  Custodian Agreement dated June 18, 2001 filed as Exhibit (g)
               (1) to PEA No. 19.

          (b) Appendix B to the Custodian Agreement dated January 31, 2003 filed as Exhibit (g) (2) to PEA No. 20.

     (10) (a)  Rule 12b-1 Plan filed as Exhibit (m) to PEA No. 12.

          (b) Amended Appendix A dated December 5, 2002 to the Rule 12b-1 Plan (Investor Class Shares) filed as Exhibit (m) (2) to PEA No. 19.

          (c) Amended and Restated Rule 18f-3 Plan filed as Exhibit (n) to PEA No. 13.

     (11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (filed herewith)

     (12) Form of opinion of Dechert LLP regarding tax matters. (filed herewith)

     (13) Not Applicable.

     (14) Consent of Independent Auditors. (filed herewith)

     (15) Not Applicable.

     (16) Powers of Attorney filed as an Exhibit to PEA No. 23.

     (17) Prospectus and SAI for Forward Global Emerging Markets Fund and Forward International Small Companies Fund are incorporated by reference to Post-Effective Amendment No. 23 on Form N-1A (File No. 333.37367) filed with the SEC on October 17, 2003.

     ----------

Item 17.  Undertakings.
--------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant in the city of San Francisco and the State of California on the 17/th/ of October, 2003.

                                           FORWARD FUNDS, INC.


                                           /s/ J. Alan Reid, Jr.
                                           -------------------------------------
                                           J. Alan Reid, Jr.
                                           President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                          TITLE                   Date

/s/ J. Alan Reid, Jr.             President and Director      October 17, 2003
----------------------------
J. Alan Reid, Jr.

/s/ Haig G. Mardikian*            Director                    October 17, 2003
----------------------------
Haig G. Mardikian

/s/ Leo T. McCarthy*              Director                    October 17, 2003
----------------------------
Leo T. McCarthy

/s/ DeWitt Bowman*                Director                    October 17, 2003
----------------------------
DeWitt Bowman

/s/ Donald O'Connor*              Director                    October 17, 2003
----------------------------
Donald O'Connor

/s/ Kenneth V. Domingues*         Director                    October 17, 2003
----------------------------
Kenneth V. Domingues

/s/ John McGowan                  Treasurer                   October 17, 2003
----------------------------
John McGowan


*By  /s/ Mary Curran
     -----------------------
         Mary Curran
         Attorney -in-Fact

                                INDEX OF EXHIBITS

     (11) Opinion and Consent of Counsel.

     (12) Form of opinion of Dechert regarding tax matters.

     (14) Consent of Independent Auditors.